Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	€ 302,924	€ 248,490
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	140,410	117,794
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	160,655	129,435
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	€ 1,859	€ 1,261